Related Parties (Details Narrative) - NZD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of transactions between related parties [line items]
Directors' remuneration expense		$ 11,535,677
Amounts payable, related party transactions		1,368,557
Whitespace Atelier Limited [Member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	$ 12,720,499	13,281,727
Prepayments	281,714	272,665
FOH Online Corp [Member]
Disclosure of transactions between related parties [line items]
Receivables due from related parties		3,518,009
FOH Online Corp [Member] | EJ Watson [Member]
Disclosure of transactions between related parties [line items]
Loan outstanding	2,289,212
Accrued interest	$ 81,866